FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2013
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT
Schedule of change in fair value of derivative financial instruments

Gain/(Loss) ($ thousands)	December 31, 2013	December 31, 2012	December 31, 2011	Income Statement Presentation

Interest Rate Swaps	$478	$1,125	$2,037	Interest Expense
Cross Currency Interest Rate Swap:
Interest	(1,306)	(2,963)	(355)	Interest Expense
Foreign Exchange	19,920	15,118	15,133	Foreign Exchange
Foreign Exchange Swaps	8,110	947	6,257	Foreign Exchange
Electricity Swaps	758	(3,108)	2,756	Operating Expense
Equity Swaps	5,450	412	–	General and Administrative
Commodity Derivative Instruments:
Oil	(65,504)	70,283	18,733	Commodity derivative
Gas	(2,994)	3,349	(12,641)	instruments

Total Gain/(Loss)	$(35,088)	$85,163	$31,920

Summary of the income statement effects of Enerplus' commodity derivative instruments

($ thousands)	2013	2012	2011

Change in fair value of commodity derivative instruments gain/(loss)	$(68,498)	$73,632	$6,092
Net realized cash gain/(loss)	26,628	18,363	(33,184)

Commodity derivative instruments gain/(loss)	$(41,870)	$91,995	$(27,092)

Summary of the fair value of derivative financial instruments
	December 31, 2013				December 31, 2012
	Assets		Liabilities		Assets		Liabilities
($ thousands)	Current	Long-term	Current	Long-term	Current	Long-term	Current	Long-term

Interest Rate Swaps	$–	$–	$–	$–	$–	$–	$478	$–
Cross Currency Interest Rate Swap	–	–	15,548	–	–	–	17,035	17,127
Foreign Exchange Swaps	564	15,135	–	–	–	7,745	156	–
Electricity Swaps	–	–	95	–	–	–	853	–
Equity Swaps	1,723	4,139	–	–	144	268	–	–
Commodity Derivative Instruments:
Oil	4,138	–	18,970	–	50,672	–	–	–
Gas	2,773	–	2,418	–	3,349	–	–	–

Total	$9,198	$19,274	$37,031	$–	$54,165	$8,013	$18,522	$17,127

Commodity Derivative Instruments | Crude Oil Instruments:
Risk Management
Summary of management positions

Instrument Type	bbls/day	US$/bbl(1)

Jan 1, 2014 – Jan 31, 2014
WTI Swap	23,000	93.98
WCS Differential Swap	1,000	(23.25)
Feb 1, 2014 – Jun 30, 2014
WTI Swap	23,000	93.98
WCS Differential Swap	2,000	(21.88)
Jul 1, 2014 – Dec 31, 2014
WTI Swap	16,000	94.07
WCS Differential Swap	2,000	(21.88)
Jan 1, 2015 – Dec 31, 2015
WTI Swap	500	90.00

(1)
Transactions with a common term have been aggregated and presented as the weighted average price/bbl.

Commodity Derivative Instruments | Natural gas financial contracts
Risk Management
Summary of management positions

Instrument Type	MMcf/day	CDN$/Mcf	US$/Mcf

Jan 1, 2014 – Dec 31, 2014
AECO Swap	4.7	3.96
Apr 1, 2014 – Jun 30, 2014
AECO Swap	14.2	4.12
Jul 1, 2014 – Dec 31, 2014
AECO Swap	28.4	4.25
Jan 1, 2014 – Dec 31, 2014
NYMEX Swap	75.0		4.14
NYMEX Purchased Call	25.0		4.17
NYMEX Sold Puts	25.0		3.23
NYMEX Sold Calls	25.0		5.00
Jan 1, 2015 – Dec 31, 2015
NYMEX Swap	20.0		4.16

Commodity Derivative Instruments | Electricity
Risk Management
Summary of management positions

Instrument Type	MWh	CDN$/MWh

Jan 1, 2014 – Dec 31, 2014
AESO Power Swap(1)	16.0	53.33
Jan 1, 2015 – Dec 31, 2015
AESO Power Swap(1)	10.0	51.13

(1)
Alberta Electrical System Operator ("AESO") fixed pricing.